Schedule of Investments
September 30, 2024
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Alternative Funds–5.02%
Invesco Global Real Estate Income Fund, Class R6(b)	2.05%	$7,960,408	$195,746	$(712,866)	$287,764	$20,254	$212,918	885,801	$7,768,479
Invesco Macro Allocation Strategy Fund, Class R6	2.97%	10,868,746	553,220	(532,094)	363,705	(38,285)	—	1,450,879	11,215,292
Total Alternative Funds		18,829,154	748,966	(1,244,960)	651,469	(18,031)	212,918		18,983,771
Domestic Equity Funds–11.02%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	1.32%	7,547,945	—	(3,804,319)	322,524	907,853	—	144,803	4,974,003
Invesco Main Street Small Cap Fund, Class R6	1.31%	4,867,538	125,710	(616,202)	582,962	677	—	209,843	4,960,685
Invesco NASDAQ 100 ETF	2.25%	—	8,693,639	(1,054,854)	825,895	51,159	25,997	42,399	8,515,839
Invesco Russell 1000® Dynamic Multifactor ETF	3.11%	10,431,809	2,045,588	(1,086,738)	342,775	37,395	124,780	222,133	11,770,829
Invesco S&P 500® Low Volatility ETF	—	8,196,053	—	(8,431,429)	(1,272,710)	1,508,086	32,758	—	—
Invesco S&P 500® Pure Growth ETF	—	4,946,587	—	(5,503,256)	(752,809)	1,309,478	—	—	—
Invesco S&P 500® Pure Value ETF	1.99%	3,989,334	3,625,855	(582,394)	353,369	159,497	123,961	84,859	7,545,661
Invesco Value Opportunities Fund, Class R6	1.04%	—	3,811,505	(371,588)	489,817	20,857	—	178,115	3,950,591
Total Domestic Equity Funds		39,979,266	18,302,297	(21,450,780)	891,823	3,995,002	307,496		41,717,608
Fixed Income Funds–77.64%
Invesco Core Bond Fund, Class R6	34.11%	—	131,998,426	(7,779,434)	4,879,094	13,922	3,205,773	22,184,194	129,112,008
Invesco Core Plus Bond Fund, Class R6	16.79%	66,550,408	3,175,428	(7,530,111)	3,435,875	(2,057,137)	2,309,700	6,720,345	63,574,463
Invesco Emerging Markets Sovereign Debt ETF	2.07%	—	7,582,080	(173,317)	411,046	987	282,715	363,758	7,820,796
Invesco Equal Weight 0-30 Year Treasury ETF	9.10%	48,506,187	1,186,502	(15,095,870)	3,944,366	(4,106,481)	923,395	1,184,137	34,434,704
Invesco Floating Rate ESG Fund, Class R6	4.04%	28,154,538	1,317,783	(14,025,419)	(163,535)	23,510	1,317,700	2,277,809	15,306,877
Invesco High Yield Fund, Class R6	4.12%	39,569,640	1,129,410	(25,408,782)	(377,467)	693,123	1,129,359	4,334,979	15,605,924
Invesco Income Fund, Class R6	—	3,804,364	49,902	(3,859,717)	(36)	5,487	49,903	—	—
Invesco International Bond Fund, Class R6	—	29,056,289	301,016	(28,768,331)	(1,535,940)	946,966	301,015	—	—
Invesco Taxable Municipal Bond ETF	—	31,344,983	—	(30,762,332)	6,452,353	(7,035,004)	190,877	—	—
Invesco Variable Rate Investment Grade ETF	7.41%	43,101,677	1,283,912	(16,556,324)	(67,761)	272,188	1,422,411	1,117,548	28,033,692
Total Fixed Income Funds		290,088,086	148,024,459	(149,959,637)	16,977,995	(11,242,439)	11,132,848		293,888,464
Foreign Equity Funds–5.71%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.36%	—	1,250,675	—	98,033	—	—	37,705	1,348,708
Invesco Developing Markets Fund, Class R6	0.28%	4,616,955	—	(3,695,770)	1,153,881	(1,016,762)	—	25,575	1,058,304
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	0.71%	3,706,148	—	(1,325,119)	117,334	173,404	69,878	51,252	2,671,767
Invesco Global Fund, Class R6	1.58%	—	5,969,531	(358,781)	372,870	6,053	—	55,240	5,989,673
Invesco Global Infrastructure Fund, Class R6	1.03%	3,605,124	171,449	(250,692)	417,550	(32,977)	69,858	306,702	3,910,454
Invesco International Developed Dynamic Multifactor ETF	0.58%	—	2,338,906	(154,725)	4,294	1,567	70,541	85,884	2,190,042
Invesco International Small-Mid Company Fund, Class R6	0.89%	—	3,191,857	—	187,322	—	—	73,749	3,379,179
Invesco Oppenheimer International Growth Fund, Class R6	0.28%	3,754,513	—	(2,915,259)	65,758	174,371	—	27,620	1,079,383
Invesco S&P Emerging Markets Low Volatility ETF	—	3,707,280	—	(3,688,745)	320,789	(339,324)	23,861	—	—
Invesco S&P International Developed Low Volatility ETF	—	3,659,565	—	(3,662,134)	14,286	(11,717)	—	—	—
Total Foreign Equity Funds		23,049,585	12,922,418	(16,051,225)	2,752,117	(1,045,385)	234,138		21,627,510
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Money Market Funds–0.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)	0.23%	$873,350	$22,615,837	$(22,620,425)	$—	$—	$27,177	868,762	$868,762
Invesco Liquid Assets Portfolio, Institutional Class	—	623,730	12,759,965	(13,383,324)	(60)	(311)	15,044	—	—
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)	0.43%	998,114	30,058,724	(29,446,546)	—	—	35,546	1,610,292	1,610,292
Total Money Market Funds		2,495,194	65,434,526	(65,450,295)	(60)	(311)	77,767		2,479,054
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $372,310,168)	100.05%	374,441,285	245,432,666	(254,156,897)	21,273,344	(8,311,164)	11,965,167		378,696,407

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.96%(d)(e)	0.00%	3,197,516	10,435,563	(13,633,063)	—	—	24,738(f)	16	16
Invesco Private Prime Fund, 5.02%(d)(e)	—	8,222,187	27,871,108	(36,092,617)	(725)	47	66,255(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16)	0.00%	11,419,703	38,306,671	(49,725,680)	(725)	47	90,993		16
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $372,310,184)	100.05%	$385,860,988	$283,739,337	$(303,882,577)	$21,272,619	$(8,311,117)	$12,056,160		$378,696,423
OTHER ASSETS LESS LIABILITIES	(0.05)%								(177,315)
NET ASSETS	100.00%								$378,519,108
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$376,217,353	$—	$—	$376,217,353
Money Market Funds	2,479,054	16	—	2,479,070
Total Investments	$378,696,407	$16	$—	$378,696,423
Invesco Select Risk: Conservative Investor Fund